OTHER OPERATING INCOME (EXPENSES) - Summary of other operating income (expenses) (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OTHER OPERATING INCOME (EXPENSES)
Recovered expenses and fines	[1],[2]	R$ 1,097,797	R$ 960,851	R$ 2,534,835
Provisions for labor, tax and civil contingencies		(661,743)	(653,686)	(1,066,022)
Profit (Loss) from Continuing Operations, Including Goodwill Write-down		0	0	416,577
Other operating income expense excluding provisions recoveries and gain loss on disposals	[2],[3]	204,266	281,732	42,235
Total		640,320	588,897	1,927,625
Other operating income		1,302,059	1,242,583	2,993,647
Other operating expenses		R$ (661,739)	R$ (653,686)	R$ (1,066,022)

[1]	For the years ended December 31, 2023, 2022 and 2021, includes tax credits, in the amounts of R$276,726, R$396,723 and R$1,660,295, respectively, arising from decisions on lawsuits, in favor of the Company, which recognized tax credits of PIS and COFINS (note 9). The remaining balance refers to contractual fines and other tax credits.
[2]	On December 31, 2023, includes R$260,198, referring to the net gain from negotiations with TowerCo (Note 20). Includes amounts of net gains on disposal of assets (real estate, scrap, etc.) and expenses with taxes on other income.
[3]	On December 31, 2023, includes R$244,229 referring to the reversal of part of the remaining 50% arising from the agreement in relation to the Post-Closing Adjustment (as defined in the Share Purchase and Sale Agreement and Other Covenants) (“Parties” ) (“Agreement”), entered into between the Buyers (the Company, TIM S.A. and Claro S.A.) and Oi. S.A. – In Judicial Recovery (Seller), as a way of putting an end to the controversy between the Parties and the arbitration procedure related to the Post-Closing Adjustment (note 21.c.3.3.1) and the amounts of net gains on the sale of assets (property, scrap, etc.) and tax expenses on other operating income.